INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets
Acquisition-related intangible assets consisted of the following as of January 31, 2024 and 2023:

	January 31, 2024
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Customer relationships	1,451	(1,193)	258
Distribution network	2,000	(2,000)	—
Total intangible assets	$56,569	$(56,311)	$258

	January 31, 2023
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$61,058	$(61,058)	$—
Customer relationships	3,550	(3,002)	549
Trade names	805	(704)	101
Distribution network	2,000	(2,000)	—
Total intangible assets	$67,413	$(66,764)	$650

Schedule of Estimated Future Amortization Expense on Acquired Intangibles	Estimated future amortization expense on finite-lived acquisition-related intangible assets is as follows:

(in thousands)
Years Ending January 31,	Amount
2025	$258
Total	$258

Schedule of Goodwill Activity
The change in the net carrying amount of goodwill activity for the years ended January 31, 2024 and 2023 was as follows:

(in thousands)	Amount
Goodwill at January 31, 2022	$158,233
Foreign currency translation	119
Business divestiture	(31,865)
Goodwill at January 31, 2023	$126,487
Foreign currency translation	76
Goodwill at January 31, 2024	$126,563